Share-based payments (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Weighted average share price at the date of exercise of options during the year	$ 13.82	$ 12.38	$ 6.37
Weighted average remaining contractual life of outstanding share options	2 years 11 months 26 days	4 years 9 months 14 days	4 years 9 months 10 days
Vested	2,357	56,392	50,403
Unvested		320	12,125
Exercise Price 0 To 0. 10 [Member]
IfrsStatementLineItems [Line Items]
Range of exercise prices remaining at year end	3.50%	8.70%	28.70%
Exercise Price 0. 11 To 0. 50 [Member]
IfrsStatementLineItems [Line Items]
Range of exercise prices remaining at year end	92.80%	30.50%	32.60%
Exercise Price 0. 51 To 15. 00 [Member]
IfrsStatementLineItems [Line Items]
Range of exercise prices remaining at year end	3.70%	60.80%	38.70%